Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Relationships with Related Parties	Relationships with related parties
Name	Relationship
Mr. Shek Kin Pong	Chairman and Executive Director and Controlling Shareholder of the Company

Schedule of Amount Due from/(to) a Director	Amount due from/(to) a director consist of the following:
As of
Name	Nature	December 31, 2024	June 30, 2025
		US$	US$
Mr. Shek Kin Pong	Fund transfer	(260,416)	—
		(260,416)	—

Schedule of Remuneration to Senior Management

Remuneration to senior management for the six months ended June 30, 2024 and 2025 were:

	Six months ended June 30,
	2024	2025
	US$	US$
Salaries and other short term employee benefits	125,714	163,997
Payments to defined contribution pension schemes	3,453	2,310
Share-based payment	—	880,000
Total	129,167	1,046,197